Cash (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Cash [Abstract]
Schedule of cash
	December 31,	December 31,
	2021	2020
Cash in USD	$120,846	$3,277
Cash in USD held in trust	322	—
Cash in CAD	3,475	2,670
Cash in ARS	952	—
	$125,595	$5,947